NOTE 10 - STOCKHOLDERS' EQUITY	Sep. 30, 2023
September 30, 2023
NOTE 10 - STOCKHOLDERS' EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought. During February 2017, the Company increased the authorized number of shares to 500,000,000. Also, the Company increased the authorized preferred stock to 75,000,000 shares and designated 25,000,000 shares of preferred stock to Series A Convertible Preferred Stock. During January 2018, the Company increased its authorized number of common shares to 1,000,000,000. During April 2018, the Company increased its authorized number of common shares to 2,500,000,000. The Board of Directors, in the future, has the authority to increase the authorized capital up to 4,000,000,000 shares based on shareholder approval.

The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.

On October 16, 2017, the Company filed an Amended and Restated Certificate of Designation of the Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Amended Certificate”) with the Secretary of State of the State of Nevada. The Amended Certificate reduces the number of preferred shares designated as Series A Preferred Stock from 25,000,000 shares to 1,333,334 shares. The Amended Certificate also changes the conversion and voting rights of the Series A Preferred Stock. The Series A Preferred Stock is now convertible into the number of shares of our common stock equal to 0.00006% of our outstanding common stock upon conversion. The voting rights of the Series A Preferred Stock are now equal to the number of shares of common stock into which the Series A Preferred Stock may convert.

As of September 30, 2023, there are no outstanding shares of preferred stock. All the preferred stock was converted in common stock on February 4, 2019.

Common Share Issuances

During the months ended March 31, 2023, the Company issued 320,000 shares of common stock.  During the months ended June 30, 2023, the Company did not issue any shares of common stock.  During the months ended September 30, 2023, the Company issued 9,000,000 shares of common stock for the Restricted Stock Units which were executed. The holders paid the Company $0.01 for each share of common stock and the value of each share was $0.05.

There were no shares issued during the fourth quarter 2022.  During the third quarter 2022, the Company issued 340,000 shares of common stock for consulting fees along with issuing 340,621 shares of common stock to convert an outstanding note payable to a shareholder.  On May 19, 2022, the Company issued 4,400,000 shares of common stock for broker and consulting fees.  On April 22 and 25, 2022, the Company issued 2,000,000 shares of common stock for broker and funding fees.  On February 4, 2022, the Company issued 507,917 shares of common stock in a direct security purchase agreement.  On January 10, 2022, the Company cancelled 200,267 shares of common stock. Further, on March 4, 2022, the Company cancelled 600,000 shares of common stock.

Warrant Issuances

During the month ending March 31, 2022, the Company issued 7,421,544 warrants to 2 unrelated parties at a per share price of $0.04716.  On February 2, 2022, the Company issued 2,000,000 warrants to an individual at a per share price of $0.05.  As of September 30, 2023, there were 23,421,544 warrants outstanding, of which 16,000,000 warrants are fully vested.

Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2022	16,000,000	$ 0.06	2.17	-
Granted	7,421,544	0.05	4.31	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2023	23,421,544	$ 0.06	2.34	$ -

Vested and expected to vest at September 30, 2023	23,421,544	$ 0.06		$ -

Exercisable at September 30, 2023	23,421,544	$ 0.06		$ -

At September 30, 2023, the intrinsic value of these stock warrants was $0 as the exercise price of these stock warrants were greater than the market price.

Stock Issued for Services

On March 6, 2023, the Company issued 320,000 shares of common stock for consulting fees at a per share price of $0.05.

On September 13, 2022, the Company issued 340,000 shares of common stock for consulting fees at a per share price of $0.05.  During the period ending June 30, 2022, the Company issued 6,400,000 shares of common stock for broker, consulting, and funding fees at a per share price of $0.05.

Share Conversion Agreements

All of the holders of the Company’s Series A Convertible Preferred Stock (the “Preferred Holders”) entered into a Preferred Stock Conversion Agreement. Pursuant to the Conversion Agreements, the Preferred Holders converted their shares of preferred stock into common stock, effective as of the Exchange. As a result, no shares of the Company’s Series A Convertible Preferred Stock are outstanding. An aggregate of 15,592,986 shares of common stock were issued to the Preferred Holders. The Preferred Holders agreed to convert each share of Series A Convertible Preferred Stock into eighteen (18) shares of common stock and agreed to retire a total of 467,057 shares of Series A Convertible Preferred Stock. The Company cancelled the retired shares.

Omnibus Stock Grant and Option Plan

On December 31, 2021, the Company approved stock option agreements in the amount of 7,500,000 shares with a strike price of $0.05 to twenty-one individuals.  These options are immediately vest and will expire in five years.

The following summary of options activity for the three months ended September 30, 2023 is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2022	3,850,000	$ 0.05	2.84	10,588
Granted	750,000	0.05	3.67	2,063
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2023	4,600,000	$ 0.05	2.59	$ 12,650

Vested and expected to vest at September 30, 2023	4,600,000	$ 0.05		$ 12,650
Exercisable at September 30, 2023	4,600,000	$ 0.05		$ 12,650

At September 30, 2023, the intrinsic value of these stock options was $12,650 as the exercise price of these stock options were less than the market price.

On December 26, 2022, the Company canceled 12,150,000 stock options with a strike price of $0.05.

The following summary of restricted stock units’ activity for the three months ended September 30, 2023 is presented below:

		Weighted-
		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Non-vested at December 31, 2022	-	-
Granted	15,975,000	0.05
Vested	(8,900,000)	0.05
Forfeited	-	-
Non-vested at September 30, 2023	7,075,000	0.05

The key terms for the 15,975,000 RSU are as follows: the effective grant date for all RSU’s is April 28, 2023. Each of the RSU’s will have a purchase price of $0.01 (prior to the reverse split). 8,900,000 of the RSU’s had an expiration date of June 30, 2023 and immediately vested once granted.  All 8,900,000 RSU's shares of common stock were exercised prior to June 30, 2023 and were issued on July 5, 2023.  The remaining non-vested 7,075,000 RSU shares will vest on January 1, 2024 and expire on March 31, 2024.  All of the RSU's will be forfeited without any payment or consideration by the holder if exercised. The RSU’s comply with Section 409A.

The total fair value of restricted stock units vested during the three months ended September 30, 2023 was $445,000 and is included in selling, general and administrative expenses in the accompanying consolidation statements of operations.  As of September 30, 2023, the amount of unvested compensation related to issuances of restricted stock units’ fair value was $353,750.  This amount will be amortized and expensed over the life of the contract and will be included in selling, general and administrative expenses in the accompanying consolidation statements of operations.

The fair value of share options, units, and warrants are estimated using the Black-Scholes option pricing method based on the following weighted-average assumptions:

	Three Months Ended September 30,
	2023	2022
Risk-free interest rate	5.18%	2.75%
Average expected term (years)	4.7 years	4.75 years
Expected volatility	106.5%	194.8%
Expected dividend yield	-	-

December 31, 2022
NOTE 10 - STOCKHOLDERS' EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought. During February 2017, the Company increased the authorized number of shares to 500,000,000. Also, the Company increased the authorized preferred stock to 75,000,000 shares and designated 25,000,000 shares of preferred stock to Series A Convertible Preferred Stock. During January 2018, the Company increased its authorized number of common shares to 1,000,000,000. During April 2018, the Company increased its authorized number of common shares to 2,500,000,000. The Board of Directors, in the future, has the authority to increase the authorized capital up to 4,000,000,000 shares based on shareholder approval.

The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.

On October 16, 2017, the Company filed an Amended and Restated Certificate of Designation of the Rights, Preferences, Privileges and Restrictions of the Series A Convertible Preferred Stock (the “Amended Certificate”) with the Secretary of State of the State of Nevada. The Amended Certificate reduces the number of preferred shares designated as Series A Preferred Stock from 25,000,000 shares to 1,333,334 shares. The Amended Certificate also changes the conversion and voting rights of the Series A Preferred Stock. The Series A Preferred Stock is now convertible into the number of shares of our common stock equal to 0.00006% of our outstanding common stock upon conversion. The voting rights of the Series A Preferred Stock are now equal to the number of shares of common stock into which the Series A Preferred Stock may convert.

As of December 31, 2022, there are no outstanding shares of preferred stock. All the preferred stock was converted in common stock on February 4, 2019.

Common Share Issuances

During the months ended December 31, 2022, the Company issued 7,588,538 shares of common stock while cancelling a total of 800,267 shares of common stock.

There were no shares issued during the fourth quarter 2022.  During the third quarter 2022, the Company issued 340,000 shares of common stock for consulting fees along with issuing 340,621 shares of common stock to convert an outstanding note payable to a shareholder.  On May 19, 2022, the Company issued 4,400,000 shares of common stock for broker and consulting fees.  On April 22 and 25, 2022, the Company issued 2,000,000 shares of common stock for broker and funding fees.  On February 4, 2022, the Company issued 507,917 shares of common stock in a direct security purchase agreement.  On January 10, 2022, the Company cancelled 200,267 shares of common stock.  Further, on March 4, 2022, the Company cancelled 600,000 shares of common stock.

During the fourth quarter 2021, the Company issued 3,500,000 shares of common stock for consulting fees. Additionally, the Company raised during the year over $900,000 in direct security purchase agreements which were converted into 15,403,983 shares of the Company’s common stock.  During the third quarter 2021, the Company issued 1,177,778 shares of common stock for advertising and broker fees. On March 18, 2021, the Company raised $340,000 note payable agreement which 1,200,000 shares of the Company’s common stock were issued to the note holder. Additionally, 2,000,000 shares of common stock were issued to a company helping secure the note. Furthermore, 715,000 shares of common stock were issued for marketing services while 1,000,000 shares of common stock were issued for advertising services. During January 2021 the company converted 4,500,000 of securities purchase agreement into common stock shares.

Warrant Issuances

During the year ending December 31, 2021, the Company issued 14,000,000 warrants to 25 parties at a per share price between $0.05 and $0.075.  On February 2, 2022, the Company issued 2,000,000 warrants to an individual.  As of December 31, 2022, there were 16,000,000 warrants outstanding, of which 16,000,000 warrants are fully vested.

Stock Issued for Services

On March 18, 2021, the Company issued 715,000 shares of common stock as the compensation for this agreement. Additionally on March 18, 2021, the Company issued 2,000,000 shares of common stock to a company helping secure the note. During the second and third quarters of 2021, the Company entered into several broker agreements to help raise capital for the Company. 1,177,778 shares of common stock were issued in the third quarter as broker fees. And additional 1,000,000 shares of common stock were issued in the second quarter as advertising fees.

On September 13, 2022, the Company issued 340,000 shares of common stock for consulting fees.  During the period ending June 30, 2022, the Company issued 6,400,000 shares of common stock for broker, consulting, and funding fees.

Share Conversion Agreements

All of the holders of the Company’s Series A Convertible Preferred Stock (the “Preferred Holders”) entered into a Preferred Stock Conversion Agreement. Pursuant to the Conversion Agreements, the Preferred Holders converted their shares of preferred stock into common stock, effective as of the Exchange. As a result, no shares of the Company’s Series A Convertible Preferred Stock are outstanding. An aggregate of 15,592,986 shares of common stock were issued to the Preferred Holders. The Preferred Holders agreed to convert each share of Series A Convertible Preferred Stock into eighteen (18) shares of common stock and agreed to retire a total of 467,057 shares of Series A Convertible Preferred Stock. The Company cancelled the retired shares.

Omnibus Stock Grant and Option Plan

On December 31, 2021, the Company approved stock option agreements in the amount of 7,500,000 shares with a strike price of $0.05 to twenty-one individuals.

On December 26, 2022, the Company canceled 12,150,000 stock options with a strike price of $0.05.

The following table summarizes the non-qualified stock option and warrant activity for the years ended December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Number of		Number of
	Options/RSU/	Weighted Average	Options/RSU/	Weighted Average
	RSA/Warrants	Exercise Price	RSA/Warrants	Exercise Price
Outstanding at
beginning of year
Options	3,850,000	$0.050	2,700,000	$0.050
Warrants	14,012,000	$0.115	12,000	$62.500

Granted
Options	750,000	$0.050	1,150,000	$0.050
Warrants	2,000,000	$0.050	14,000,000	$0.080

Exercised
Options	-	$-	-	$-
Warrants	-	$-	-	$-

Cancelled
Options	-	$-	-	$-
Warrants	(12,000)	$-	-	$-

Outstanding at December 31,
Options	-	$-	3,850,000	$0.050
Warrants	-	$-	14,012,000	$0.115

Exercisable at December 31,
Options	4,600,000	$0.050	-	$-
Warrants	16,000,000	$0.060	-	$-

Weighted average
remaining contractual		Aggregate		Aggregate
life	Life	Intrinsic Value	Life	Intrinsic Value
Options	3.34	$-	3.34	$-
Warrants	2.17	$-	2.17	$-

Offering Circular

During the first part of the 2021, the Company filed a Regulation A Offering Circular with the U.S. Securities and Exchange Commission. The Offering Circular was qualified during August 2021.